Portfolio of Investments
Columbia Select Global Equity Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
China 1.8%
Tencent Holdings Ltd.	165,400	11,346,145
Denmark 3.3%
Novo Nordisk A/S, Class B	322,260	21,144,315
Germany 1.0%
Adidas AG(a)	22,006	6,068,756
Hong Kong 1.9%
AIA Group Ltd.	1,352,000	12,190,908
India 1.5%
Kotak Mahindra Bank Ltd.(a)	502,899	9,164,961
Japan 6.2%
Daikin Industries Ltd.	34,400	6,052,559
Disco Corp.	25,300	6,131,105
Hoya Corp.	125,500	12,376,748
Keyence Corp.	34,500	14,548,204
Total		39,108,616
Netherlands 1.7%
Koninklijke Philips NV(a)	202,098	10,442,586
South Korea 2.2%
Samsung Electronics Co., Ltd.	277,836	13,578,916
Sweden 0.9%
Atlas Copco AB, Class B	152,196	5,890,393
Switzerland 3.1%
Nestlé SA, Registered Shares	81,010	9,633,852
Roche Holding AG, Genusschein Shares	28,629	9,915,842
Total		19,549,694
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	788,000	11,468,239
United Kingdom 2.3%
Linde PLC	35,072	8,535,714
RELX PLC	286,514	6,071,613
Total		14,607,327
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 70.0%
Abbott Laboratories	194,598	19,584,343
Activision Blizzard, Inc.	109,190	9,022,370
Adobe, Inc.(a)	57,930	25,739,458
Alphabet, Inc., Class A(a)	18,399	27,376,792
Amazon.com, Inc.(a)	14,286	45,210,618
ANSYS, Inc.(a)	13,213	4,103,958
Baxter International, Inc.	223,141	19,274,920
Boston Scientific Corp.(a)	439,679	16,958,419
CME Group, Inc.	55,397	9,205,873
Comcast Corp., Class A	379,717	16,251,888
Danaher Corp.	43,440	8,853,072
Edwards Lifesciences Corp.(a)	87,567	6,866,128
Facebook, Inc., Class A(a)	55,373	14,046,469
Fidelity National Information Services, Inc.	202,200	29,583,882
Intuit, Inc.	31,825	9,750,225
Lam Research Corp.	36,852	13,899,100
MasterCard, Inc., Class A	107,067	33,033,382
Microsoft Corp.	243,906	50,003,169
NVIDIA Corp.	35,638	15,131,538
S&P Global, Inc.	46,247	16,198,012
ServiceNow, Inc.(a)	14,235	6,252,012
Thermo Fisher Scientific, Inc.	50,490	20,900,335
TransUnion	109,617	9,818,395
UnitedHealth Group, Inc.	48,356	14,641,230
Total		441,705,588
Total Common Stocks (Cost $410,562,378)		616,266,444

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(b),(c)	14,400,971	14,400,971
Total Money Market Funds (Cost $14,400,971)		14,400,971
Total Investments in Securities (Cost $424,963,349)		630,667,415
Other Assets & Liabilities, Net		(121,098)
Net Assets		$630,546,317
Columbia Select Global Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Global Equity Fund, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	7,517,720	155,020,405	(148,137,154)	—	14,400,971	(4,116)	85,449	14,400,971
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Global Equity Fund | Quarterly Report 2020